Share-Based Payments - Options by Grant Date (Details) - Management DSP - DS R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) year	Jun. 30, 2023 ZAR (R) year	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	1,765,592	1,480,166
Number of other equity instruments forfeited in share-based payment arrangement	309,810	201,859
Number of options and rights (in shares)	5,003,237	5,085,520	4,449,291
Over three years [Member] | September 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life (years)	0	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 0	R 12
Over three years [Member] | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life (years)	0	0.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 23	R 11
Over three years [Member] | September 20, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	692,409
Remaining life (years)	0.2	1.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 62	R 31
Over three years [Member] | September 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	1,007,583
Remaining life (years)	1.2	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 43	R 0
Over three years [Member] | September 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	1,429,778
Remaining life (years)	2.2
Over five years [Member] | September 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	99,992
Remaining life (years)	0.2	1.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 3	R 2
Over five years [Member] | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	189,787
Remaining life (years)	1.2	2.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 4	R 2
Over five years [Member] | September 20, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	604,806
Remaining life (years)	2.2	3.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 9	R 4
Over five years [Member] | September 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	528,063
Remaining life (years)	3.2	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 7	R 0
Over five years [Member] | September 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	450,819
Remaining life (years)	4.2